Directors and Key Management compensation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party [Abstract]
Short-term employee benefits	€ 2.4	€ 3.3	€ 3.5
Share based payment expense	7.2	3.7	11.6
Key management personnel compensation, termination benefits	1.1	0.8	0.0
Non-Executive Director fees	0.4	0.3	0.3
Total Directors' and executive officers' compensation	€ 11.1	€ 8.1	€ 15.4